Restructuring Charges - Restructuring and Restructuring Related Charges of Actual Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 October 2011 Plan [Member]	Dec. 31, 2011 October 2011 Plan [Member] Restructuring-related costs [Member]	Dec. 31, 2011 October 2011 Plan [Member] Workforce reduction [Member]	Dec. 31, 2011 October 2011 Plan [Member] Restructuring charge [Member]	Dec. 31, 2011 October 2011 Plan [Member] Equipment relocation [Member]	Dec. 31, 2013 June 2012 Plan [Member]	Dec. 31, 2013 June 2012 Plan [Member] Restructuring-related costs [Member]	Dec. 31, 2013 June 2012 Plan [Member] Workforce reduction [Member]	Dec. 31, 2013 June 2012 Plan [Member] Restructuring charge [Member]	Dec. 31, 2013 June 2012 Plan [Member] Equipment relocation [Member]	Dec. 31, 2013 June 2012 Plan [Member] Asset impairments [Member]	Dec. 31, 2013 June 2012 Plan [Member] Other Restructuring [Member]	Dec. 31, 2013 June 2012 Plan [Member] Inventory write-down [Member]	Dec. 31, 2013 June 2012 Plan [Member] Other costs [Member]	Dec. 31, 2013 December 2012 Plan [Member]	Dec. 31, 2013 December 2012 Plan [Member] Restructuring-related costs [Member]	Dec. 31, 2013 December 2012 Plan [Member] Workforce reduction [Member]	Dec. 31, 2013 December 2012 Plan [Member] Restructuring charge [Member]	Dec. 31, 2013 December 2012 Plan [Member] Equipment relocation [Member]	Dec. 31, 2013 December 2012 Plan [Member] Asset impairments [Member]	Dec. 31, 2013 December 2012 Plan [Member] Other Restructuring [Member]	Dec. 31, 2013 December 2012 Plan [Member] Inventory write-down [Member]	Dec. 31, 2013 December 2012 Plan [Member] Other costs [Member]	Dec. 31, 2013 June 2013 Plan [Member]	Dec. 31, 2013 June 2013 Plan [Member] Restructuring-related costs [Member]	Dec. 31, 2013 June 2013 Plan [Member] Workforce reduction [Member]	Dec. 31, 2013 June 2013 Plan [Member] Restructuring charge [Member]	Dec. 31, 2013 June 2013 Plan [Member] Equipment relocation [Member]	Dec. 31, 2013 June 2013 Plan [Member] Asset impairments [Member]	Dec. 31, 2013 June 2013 Plan [Member] Other Restructuring [Member]	Dec. 31, 2013 June 2013 Plan [Member] Inventory write-down [Member]	Dec. 31, 2013 June 2013 Plan [Member] Other costs [Member]	Dec. 31, 2011 April 2011 Plan [Member]	Dec. 31, 2011 April 2011 Plan [Member] Workforce reduction [Member]
Restructuring Charges [Abstract]
Planned Costs	$ 0.8	$ 0.2	$ 0.8	$ 2.2	$ 0.2	$ 5.0	$ 1.6	$ 2.1	$ 3.4	$ 0.5	$ 1.2	$ 0.1	$ 0.6	$ 0.5	$ 4.1	$ 1.0	$ 1.7	$ 3.1	$ 0.1	$ 1.1	$ 0.3	$ 0.5	$ 0.4	$ 18.6	$ 1.8	$ 8.3	$ 16.8	$ 0.9	$ 3.0	$ 5.5	$ 0.8	$ 0.1	$ 0.8	$ 0.8
Actual Incurred	$ 0.7	$ 0.2	$ 0.7	$ 2.2	$ 0.2	$ 5.2	$ 1.6	$ 2.0	$ 3.6	$ 0.3	$ 1.4	$ 0.2	$ 0.7	$ 0.6	$ 4.2	$ 0.9	$ 1.8	$ 3.3	$ 0.3	$ 1.1	$ 0.4	$ 0.5	$ 0.1	$ 12.9	$ 1.6	$ 7.2	$ 11.3	$ 0.2	$ 3.8	$ 0.3	$ 1.1	$ 0.3	$ 0.7	$ 0.7